Acquisition of Cronus Container Carrier S.A. (M/V Hyundai Platinum) - Pro Forma Financial Information (Table) (Details) (Cronus Container Carrier S.A., USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Cronus Container Carrier S.A.
Business Acquisition
Total revenues	$ 173,699
Partnership's net income	100,031
Preferred unit holders' interest in Partnership's net income	18,805
General Partner's interest in Partnership's net income	1,609
Common unit holders' interest in Partnership's net income	$ 79,617
Net income per common unit basic	$ 1.04
Net income per common unit diluted	$ 1.01